Feb. 01, 2023
Distillate U.S. Fundamental Stability & Value ETF
Distillate U.S. Fundamental Stability & Value ETF
Distillate U.S. Fundamental Stability & Value ETF (DSTL)
(the “Fund”)

Supplement dated February 1, 2023 to the
Summary Prospectus dated January 31, 2023

THIS SUPPLEMENT CONTAINS IMPORTANT INFORMATION ABOUT CHANGES TO THE FUND’S OBJECTIVE AND INVESTMENT STRATEGIES EFFECTIVE APRIL 3, 2023, AS DESCRIBED BELOW

Changes to the Fund’s Investment Objective
Effective April 3, 2023, the Fund’s investment objective will change as follows:

Current:	The Fund seeks to track the performance, before fees and expenses, of the Distillate U.S. Fundamental Stability & Value Index.
New (effective April 3, 2023):	The Fund seeks long-term capital appreciation.

Changes to the Fund’s Principal Investment Strategies
In conjunction with the change to the Fund’s investment objective, effective April 3, 2023, section entitled “Principal Investment Strategy” beginning on page 2 of the Summary Prospectus will be replaced with the following:
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in U.S.-listed equity securities, selected based on the Adviser’s assessment of a company’s valuation, cash flow stability, and balance sheet quality (“fundamental factors”), as described below.
In selecting securities for the Fund, Distillate Capital Partners LLC, the Fund’s investment adviser (“Distillate” or the “Adviser”), first considers companies that meet the Adviser’s criteria for (i) profitability, (ii) historical cash flow, and (iii) liquidity (based on the average daily traded value of the security).
Companies that satisfy such criteria are then reviewed using the Adviser’s proprietary measures of: (i) the company’s valuation, which takes into account the company’s free cash flow yield (a measure comparing a company’s normalized free cash flow to its enterprise value) and (ii) the volatility of the company’s historical and projected cash flows (“cash flow stability”). The Adviser then seeks to identify the most undervalued companies using these proprietary measures. A company’s “normalized” free cash flow reflects its estimated free cash flow, adjusted to account for nonrecurring items. Such “normalized” values enable a more accurate comparison of different companies’ regular free cash flows. A company’s enterprise value is calculated based primarily on the company’s market capitalization and indebtedness. Of the companies meeting these criteria, the Fund invests in large-capitalization equity securities. A large-capitalization company is defined as one of the roughly 500 largest U.S.-listed companies based on free-float market capitalization.
In assessing a company’s balance sheet quality, the Adviser considers a company’s financial indebtedness. Typically, the Fund does not invest in companies with significant leverage, based on the Adviser’s proprietary debt-to-income calculation.
The Adviser evaluates investments applying the fundamental factor criteria described above and adjusts the Fund’s portfolio accordingly on at least a quarterly basis. The Adviser, in its discretion, may include or exclude companies from the Fund’s portfolio based on unusual data or fundamental conditions that the Adviser believes would cause a security’s inclusion or exclusion to be inconsistent with the Fund’s principal investment strategy. Although the Adviser seeks to select companies that demonstrate fundamental stability, the value of such companies may still be subject to volatility over short or long periods of time.
As part of this review, the Adviser generally sells a stock when it no longer satisfies the Adviser’s investment criteria discussed above. A stock will be sold if it becomes overvalued as measured using the Adviser’s measure of free cash flow. This could be the result of stock price appreciation, free cash flow erosion, or other eligible stocks presenting even more attractive valuation opportunities. Additionally, a stock will be sold if the company takes on additional debt or reports a reduction in income such that it no longer satisfies the Adviser’s measure of financial indebtedness. Finally, a stock may be sold if it no longer satisfies the Adviser’s measure of cash flow stability.
Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in U.S. assets. For purposes of this policy, the Fund considers securities that are traded principally in the United States to be “U.S. assets”. As of January 10, 2023, the Fund had significant exposure to the information technology, industrials, and health care sectors.

In addition, effective April 3, 2023, “Index Provider Risk,” “Passive Investment Risk,” and “Tracking Error Risk”, found in the section entitled “Principal Investment Risks” beginning on page 3 of the Summary Prospectus are deleted in their entirety and replaced with:
•Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund. The Adviser relies on quantitative data that may prove to be incorrect or incomplete.
Please retain this Supplement with your Summary Prospectus for future reference.
Distillate International Fundamental Stability & Value ETF
Distillate International Fundamental Stability & Value ETF
Distillate International Fundamental Stability & Value ETF (DSTX)
(the “Fund”)

Supplement dated February 1, 2023 to the
Summary Prospectus dated January 31, 2023

THIS SUPPLEMENT CONTAINS IMPORTANT INFORMATION ABOUT CHANGES TO THE FUND’S OBJECTIVE AND INVESTMENT STRATEGIES EFFECTIVE APRIL 3, 2023, AS DESCRIBED BELOW

Changes to the Fund’s Investment Objective
Effective April 3, 2023, the Fund’s investment objective will change as follows:

Current:	The Fund seeks to track the performance, before fees and expenses, of the Distillate International Fundamental Stability & Value Index.
New (effective April 3, 2023):	The Fund seeks long-term capital appreciation.

Changes to the Fund’s Principal Investment Strategies
In conjunction with the change to the Fund’s investment objective, effective April 3, 2023, section entitled “Principal Investment Strategy” beginning on page 2 of the Summary Prospectus will be replaced with the following:
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in globally listed large- and mid-capitalization equity securities and depositary receipts of non-U.S. companies, selected based on the Adviser’s assessment of a company’s valuation, cash flow stability, and balance sheet quality (“fundamental factors”), as described below.
In selecting securities for the Fund, Distillate Capital Partners LLC, the Fund’s investment adviser (“Distillate” or the “Adviser”), first considers companies that meet the Adviser’s criteria for (i) profitability, (ii) historical cash flow, and (iii) liquidity (based on the average daily traded value of the security).
Companies that satisfy such criteria are then reviewed using the Adviser’s proprietary measures of: (i) the company’s valuation, which takes into account the company’s free cash flow yield (a measure comparing a company’s normalized free cash flow to its enterprise value) and (ii) the volatility of the company’s historical and projected cash flows (“cash flow stability”). The Adviser then seeks to identify the most undervalued companies using these proprietary measures. A company’s “normalized” free cash flow reflects its estimated free cash flow, adjusted to account for nonrecurring items. Such “normalized” values enable a more accurate comparison of different companies’ regular free cash flows. A company’s enterprise value is calculated based primarily on the company’s market capitalization and indebtedness.
In assessing a company’s balance sheet quality, the Adviser considers a company’s financial indebtedness. Typically, the Fund does not invest in companies with significant leverage, based on the Adviser’s proprietary debt-to-income calculation.
The Adviser evaluates investments applying the fundamental factor criteria described above and adjusts the Fund’s portfolio accordingly on at least a quarterly basis. The Adviser, in its discretion, may include or exclude companies from the Fund’s portfolio based on unusual data or fundamental conditions that the Adviser believes would cause a security’s inclusion or exclusion to be inconsistent with the Fund’s principal investment strategy. Although the Adviser seeks to select companies that demonstrate fundamental stability, the value of such companies may still be subject to volatility over short or long periods of time.
The Fund may invest in companies in the following geographic regions: the Americas (North America ex-United States & South America), Europe, the Middle East & Africa, Japan, China/Hong Kong, and Asia & Australia ex-Japan/China/Hong Kong. For companies headquartered in China/Hong Kong, only such companies’ Hong Kong-listed securities are eligible for consideration. The Fund eliminates U.S. companies (i.e., those with their headquarters in the United States) from consideration.
The Adviser considers the liquidity of the country’s stock markets, accessibility to foreign investors, operational complexity, price transparency, and capital controls, when selecting securities for the Fund. The Adviser may include a depositary receipt in lieu of a foreign ordinary share. In addition, the Fund may include companies organized in emerging market nations or whose shares trade primarily in emerging market nations.
Companies in the real estate development and real estate investment trust industries, as defined by the FactSet Revere Business Industry Classification Systems (“RBICS”), are eliminated from consideration.
As part of this review, the Adviser generally sells a stock when it no longer satisfies the Adviser’s investment criteria discussed above. A stock will be sold if it becomes overvalued as measured using the Adviser’s measure of free cash flow. This could be the result of stock price appreciation, free cash flow erosion, or other eligible stocks presenting even more attractive valuation opportunities. Additionally, a stock will be sold if the company takes on additional debt or reports a reduction in income such that it no longer satisfies the Adviser’s measure of financial indebtedness. Finally, a stock may be sold if it no longer satisfies the Adviser’s measure of cash flow stability.
As of January 10, 2023, the Fund had significant exposure to companies in China/Hong Kong, Europe, and Japan. As of January 10, 2023, the Fund had significant exposure to the information technology, industrials, and consumer sectors.
The Fund is classified as non-diversified and therefore may invest a larger percentage of its assets in the securities of a single company or a smaller number of companies than diversified funds.
In addition, effective April 3, 2023, “Index Provider Risk,” “Passive Investment Risk,” and “Tracking Error Risk”, found in the section entitled “Principal Investment Risks” beginning on page 3 of the Summary Prospectus are deleted in their entirety and replaced with:
•Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund. The Adviser relies on quantitative data that may prove to be incorrect or incomplete.
Please retain this Supplement with your Summary Prospectus for future reference.